Derivatives - Effect of Derivative Financial Instruments on Statement of Financial Position (Details) - Total derivatives designated as hedging instruments $ in Thousands	Dec. 31, 2023 USD ($)
Interest Rate Caps
Derivative [Line Items]
Notional	$ 1,600,606
Asset	0
Liability	1,871
Interest Rate Swap
Derivative [Line Items]
Notional	1,100,606
Asset	0
Liability	540
Total derivatives designated as hedging instruments
Derivative [Line Items]
Notional	2,701,212
Total derivatives designated as hedging instruments | Level 2
Derivative [Line Items]
Asset	0
Liability	$ 2,411